Commitments and Contingent Liabilities (Details) - ILS (₪)		1 Months Ended		12 Months Ended
	Sep. 06, 2017	Jul. 28, 2016	Apr. 30, 2007	Dec. 31, 2017	Dec. 31, 2016	Jun. 09, 2016	Feb. 02, 2016	Jul. 01, 2015
Commitments and Contingent Liabilities (Textual)
Operating lease term				August 18, 2018
Monthly rent		₪ 30,000		₪ 54,000
Restricted deposit				₪ 503,000
Operating lease agreements description		The lease is for three years with an option to extend for four additional years, in return for a monthly payment of NIS 30 thousand.	The Company signed an agreement with a third party for lease of land in Yessod Hamaala. The lease term ended on April 30, 2017. On July 4, 2017, the Company signed a new agreement for four years with an option for extension of another 6 years. The lease term began on May 1, 2017. The annual rent amount is NIS 120 thousand.
Acquired equipment and clean rooms		₪ 1,849,000
Shares issued				166,816,328	107,128,864
Repaid cash over the term		₪ 525,000
Description on royalty		Under the terms of Company's funding from the Israeli Government, royalties of 3%-3.5% are payable on sales of products developed from projects so funded up to 100% of the amount of the grant received by the Company (dollar linked) with the addition of an annual interest based on Libor.
Royalty expense				₪ 2,300,000
Royalties before additional libor interest				31,700,000
Non-current government grants				550,000
Royalties present value				1,234,000
Long-term liabilities as a financial liability				₪ 1,203,000
Total consideration amount		₪ 1,197,000
Assuming funds payable percentage				100.00%
Ordinary Shares [Member]
Commitments and Contingent Liabilities (Textual)
Shares issued		1,067,916				11,267,833	5,745,903	8,317,000
Contigent liability [Member]
Commitments and Contingent Liabilities (Textual)
Tax pay	₪ 1,500,000